                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2013

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Gayner
Title: President and Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

/s/ Thomas S. Gayner      Richmond, VA              05/09/2013
------------------------  ------------------------  --------------------------
[Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:          129
                                         -----------

Form 13F Information Table Value Total:  $ 2,692,442
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number      Name
---     --------------------      ----
 1      28-6056                   Markel Gayner Asset Management Corporation

                              Markel Corporation
                                   FORM 13F
                                March 31, 2013

                                                                                                              VOTING AUTHORITY
                                                                                                            ---------------------
                                                                  VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
--------------                          -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------

3M Company                              COM            88579y101     3189   30000 SH       Sole               30000
                                                                    18689  175800 SH       Defined 01        174000          1800
Accenture                               COM            G1151C101      760   10000 SH       Sole               10000
                                                                     8174  107600 SH       Defined 01        100000          7600
Air Products & Chemicals                COM            009158106     2300   26400 SH       Defined 01         24000          2400
Alleghany Corporation                   COM            017175100     1714    4328 SH       Sole                4328
Alliance Holdings GP                    COM            01861G100     8770  166500 SH       Defined 01        165000          1500
Alpha Natural Resources                 COM            02076x102     1991  242500 SH       Defined 01        240000          2500
Amazon.com                              COM            023135106     1466    5500 SH       Defined 01          5500
American Express                        COM            025816109      675   10000 SH       Sole               10000
                                                                    24160  358135 SH       Defined 01        339000         19135
Anheuser-Busch Inbev ADR                COM            03524A108    39616  397951 SH       Defined 01        390000          7951
Arch Coal Inc                           COM            039380100      304   56000 SH       Defined 01         55000          1000
Archer Daniels                          COM            039483102    45546 1350300 SH       Defined 01       1341000          9300
Artio Global Investors                  COM            04315B107     8074 2968400 SH       Defined 01       2957400         11000
Automatic Data Processing               COM            053015103    34069  523900 SH       Defined 01        517700          6200
Bank of New York Mellon Corp            COM            064058100       85    3019 SH       Sole                3019
                                                                     6984  249527 SH       Defined 01        237907         11620
Berkshire Hathaway Class B              COM            084670702    50547  485100 SH       Sole              485100
                                                                   111264 1067795 SH       Defined 01       1026507         41288
Berkshire Hathaway, Inc.                COM            084670108    42977     275 SH       Sole                 275
                                                                   129087     826 SH       Defined 01           803            23
Brookfield Asset Management             COM            112585104    15691  430000 SH       Sole              430000
                                                                    96177 2635714 SH       Defined 01       2504548        131166
Brown & Brown                           COM            115236101    11715  365628 SH       Defined 01        365628
Brown Forman Class A                    COM            115637100    31327  425640 SH       Defined 01        421500          4140
Brown-Forman Class B                    COM            115637209     7595  106372 SH       Defined 01        105375           997
Bunge Limited                           COM            G16962105      664    9000 SH       Defined 01          9000
Calumet                                 COM            131476103      372   10000 SH       Sole               10000
                                                                     1006   27000 SH       Defined 01         25000          2000
Capital One                             COM            14040H105     9858  179400 SH       Defined 01        170000          9400
Carbo Ceramics Inc                      COM            140781105     1639   18000 SH       Sole               18000
                                                                    15300  168000 SH       Defined 01        168000
Carmax                                  COM            143130102     9799  235000 SH       Sole              235000
                                                                   203745 4885971 SH       Defined 01       4728070        157901
Caterpillar Inc                         COM            149123101    21325  245200 SH       Defined 01        241000          4200
Charles Schwab                          COM            808513105    18239 1031013 SH       Defined 01        985000         46013
Chevron                                 COM                          1200   10100 SH       Defined 01         10000           100
Coca Cola Co                            COM            191216100     5419  134000 SH       Defined 01        130000          4000
Colfax Corporation                      COM            194014106    50499 1085070 SH       Sole             1085070
Consol Energy                           COM            20854p109     1009   30000 SH       Defined 01         30000
Core Labs NV                            COM             2182531       276    2000 SH       Defined 01          2000
Costco                                  COM            22160K105      531    5000 SH       Sole                5000
                                                                     3767   35500 SH       Defined 01         34000          1500
Diageo PLC                              COM            25243Q205    41338  328500 SH       Sole              328500
                                                                   113555  902374 SH       Defined 01        861500         40874
Disney                                  COM            254687106    11360  200000 SH       Sole              200000
                                                                    75836 1335135 SH       Defined 01       1284500         50635
EOG Resources, Inc.                     COM            26875p101    10694   83500 SH       Defined 01         83500
Ecolab                                  COM            278865100     3881   48400 SH       Defined 01         48000           400
Emerson Electric                        COM            291011104     9571  171300 SH       Defined 01        158000         13300
Enterprise Products Lmtd Ptnsh          COM            293792107      380    6300 SH       Defined 01                        6300
Expeditors Int'l Wash Inc               COM            302130109     4752  133000 SH       Defined 01        133000
Exxon Corporation                       COM            30231G102    18004  199800 SH       Sole              199800
                                                                    56057  622098 SH       Defined 01        592000         30098
Factset Research                        COM            303075105     2685   29000 SH       Defined 01         29000
Fairfax Financial Holdings Ltd          COM            303901102    77095  197104 SH       Sole              197104
                                                                    32212   82355 SH       Defined 01         82355

                              Markel Corporation
                                   FORM 13F
                                March 31, 2013

                                                                                                              VOTING AUTHORITY
                                                                                                            ---------------------
                                                                  VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
--------------                          -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------

Federated Investors                     COM            314211103      237   10000 SH       Sole               10000
                                                                    50796 2146000 SH       Defined 01       2124000         22000
Fidelity National Financial             COM            31620R105      315   12500 SH       Defined 01                       12500
General Dynamics                        COM            369550108    28314  401555 SH       Defined 01        387000         14555
General Electric                        COM            369604103    55195 2387311 SH       Defined 01       2305000         82311
Google                                  COM            38259P508     3971    5000 SH       Defined 01          5000
Hasbro, Inc                             COM            418056107     8340  189800 SH       Defined 01        187000          2800
Heritage Crystal Clean Inc              COM            42726M106     3918  259500 SH       Defined 01        259500
Home Depot                              COM            437076102     1396   20000 SH       Sole               20000
                                                                    64930  930495 SH       Defined 01        900000         30495
Illinois Tool Works                     COM            452308109    14930  245000 SH       Defined 01        230000         15000
Intel                                   COM            458140100     1310   60000 SH       Sole               60000
                                                                    16973  777342 SH       Defined 01        750000         27342
International Business Machine          COM            459200101     2133   10000 SH       Sole               10000
                                                                     2154   10100 SH       Defined 01         10000           100
International Game Technology           COM            459902102     4125  250000 SH       Sole              250000
                                                                    15600  945461 SH       Defined 01        915000         30461
Investors Title Company                 COM            461804106    15758  228150 SH       Defined 01        213300         14850
Johnson and Johnson                     COM            478160104     4484   55000 SH       Sole               55000
                                                                    43851  537850 SH       Defined 01        528700          9150
Leucadia National Corp                  COM            527288104    20436  745033 SH       Defined 01        725000         20033
Liberty Media                           COM            531229102     4688   42000 SH       Defined 01         42000
Loews Corporation                       COM            540424108    10608  240700 SH       Defined 01        235000          5700
Lowes                                   COM            548661107     3602   95000 SH       Sole               95000
                                                                    18202  480000 SH       Defined 01        445000         35000
Marriott International                  COM            571903202     7684  181965 SH       Sole              181965
                                                                    50086 1186036 SH       Defined 01       1101907         84129
Mastercard, Inc                         COM            57636Q104     4329    8000 SH       Defined 01          8000
Mattel                                  COM            577081102     6128  140000 SH       Defined 01        139000          1000
McDonalds                               COM            580135101    18927  189861 SH       Defined 01        181000          8861
Microsoft Corp                          COM            594918104    22958  802590 SH       Defined 01        784000         18590
Monsanto Co                             COM            61166W101     3771   35700 SH       Defined 01         33000          2700
Moody's Corp                            COM            615369105     8286  155400 SH       Defined 01        155000           400
National Oilwell                        COM            637071101     9622  136000 SH       Defined 01        136000
Natural Resource Partners               COM            63900P103     2373  101400 SH       Defined 01        100000          1400
Nike                                    COM            654106103     7105  120400 SH       Defined 01        120000           400
Norfolk Southern                        COM            655844108     7253   94100 SH       Defined 01         92000          2100
Northern Trust Corp                     COM            665859104     7638  140000 SH       Defined 01        140000
Novo-Nordisk A/S                        COM            670100205    36564  226400 SH       Defined 01        215000         11400
Oracle Corp                             COM            68389x105    21302  658900 SH       Defined 01        632000         26900
Patterson Companies Inc.                COM            703395103     5558  146100 SH       Defined 01        145000          1100
Paychex                                 COM            704326107     5291  150900 SH       Defined 01        150000           900
Peabody Energy                          COM            704549104     3807  180000 SH       Defined 01        180000
Pepsico                                 COM            713448108    10071  127300 SH       Defined 01        126300          1000
Philip Morris International             COM            718172109    10819  116700 SH       Defined 01        114500          2200
Plum Creek Lumber MLP                   COM            729251108     7830  150000 SH       Sole              150000
                                                                    10456  200300 SH       Defined 01        200000           300
Procter & Gamble                        COM            742718109     2628   34100 SH       Defined 01         33000          1100
Quaterra Resources                      COM            747952109       40  200000 SH       Defined 01                      200000
RLI Corporation                         COM            749607107    44019  612658 SH       Defined 01        598636         14022
SEI Investments Co                      COM            784117103     3750  130000 SH       Defined 01        130000
Schlumberger                            COM            806857108    10934  146000 SH       Defined 01        146000
Starz Liberty Capital                   COM            85571Q102      266   12000 SH       Defined 01         12000
State Street Corp                       COM            857477103     2387   40400 SH       Defined 01         40400
Sysco Corp                              COM            871829107    11053  314278 SH       Defined 01        287000         27278
T.Rowe Price                            COM            74144T108      824   11000 SH       Sole               11000
                                                                    17931  239500 SH       Defined 01        239000           500
Teva Pharmaceuticals                    COM            881624209    26332  663600 SH       Defined 01        655000          8600

                              Markel Corporation
                                   FORM 13F
                                March 31, 2013

                                                                                                           VOTING AUTHORITY
                                                                                                         --------------------
                                                               VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
--------------                       -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -----

Union First Market Bankshares        COM            90662P104    37132 1898339 SH       Sole             1898339
United Health Group Inc              COM            91324P102    22443  392300 SH       Defined 01        384000         8300
United Parcel Service                COM            911312106     5972   69520 SH       Sole               69520
                                                                 57839  673333 SH       Defined 01        637980        35353
United Technologies                  COM            913017109     5008   53600 SH       Defined 01         53000          600
Visa                                 COM            92826C839    18869  111100 SH       Defined 01        111000          100
W.P. Carey                           COM            92936U109     3033   45000 SH       Sole               45000
                                                                 61240  908600 SH       Defined 01        905200         3400
Wal-Mart Stores                      COM            931142103    83085 1110318 SH       Defined 01       1058000        52318
Walgreen                             COM            931422109   102582 2151460 SH       Defined 01       2115000        36460
Washington Post Co                   COM            939640108     2369    5300 SH       Defined 01          5200          100
Washington Real Estate Investm       COM            939653101      256    9200 SH       Defined 01                       9200
Wellpoint Inc                        COM            94973V107     3311   50000 SH       Defined 01         50000